UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 16, 2003

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		73
Form 13F Information Table Value Total:		$121,486

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Limited                    COM              002050102     2782    73700 SH       SOLE                    73200               500
Abbott Laboratories            COM              002824100     2460    56210 SH       SOLE                    56210
Acterna Corporation            COM              00503U105        1    15592 SH       SOLE                    15592
Adaptec                        COM              00651F108      394    49500 SH       SOLE                    48000              1500
Annaly Mortgage Management, In COM              035710409     2116   106300 SH       SOLE                   105800               500
Applied Signal Technology      COM              038237103      784    45500 SH       SOLE                    44500              1000
Avista (formerly Washington Wa COM              940688104      173    12250 SH       SOLE                    12200                50
BP p.l.c. ADR                  COM              055622104     1188    28277 SH       SOLE                    28277
BRE Properties                 COM              05564E106     2034    61256 SH       SOLE                    60356               900
BellSouth Corp.                COM              079860102      469    17609 SH       SOLE                    17609
Brascan Corp.   (formerly Edpe COM              280905803     1982    80700 SH       SOLE                    79150              1550
Bristol-Myers Squibb           COM              110122108     3083   113550 SH       SOLE                   112850               700
CSX Corp.                      COM              126408103      271     9000 SH       SOLE                     9000
Central Fund of Canada Ltd.    COM              153501101     1911   445400 SH       SOLE                   445200               200
Chesapeake Energy Corporation  COM              165167107     1131   112000 SH       SOLE                   111000              1000
ChevronTexaco Corporation      COM              166764100     5296    73352 SH       SOLE                    73121               231
Con Agra Inc.                  COM              205887102      603    25538 SH       SOLE                    25538
Consolidated Edison, Inc.      COM              209115104      255     5900 SH       SOLE                     5900
Crescent Real Estate           COM              225756105      649    39100 SH       SOLE                    38500               600
DNP Select Income Fund (fmly.  COM              264324104     2061   189650 SH       SOLE                   189650
Donnelley (RR) & Sons          COM              257867101     1974    75500 SH       SOLE                    74750               750
Du Pont                        COM              263534109     2976    71480 SH       SOLE                    71480
Duke-Weeks Realty Corp.        COM              264411505      771    28000 SH       SOLE                    27000              1000
Edison International (formerly COM              281020107      219    13310 SH       SOLE                    13310
Emerson Electric               COM              291011104     3178    62200 SH       SOLE                    61900               300
ExxonMobil                     COM              30231g102     1509    42018 SH       SOLE                    42018
Ford Motor Company New         COM              345370860      115    10492 SH       SOLE                    10492
General Electric               COM              369604103      477    16628 SH       SOLE                    16628
Gillette Co.                   COM              375766102     2684    84240 SH       SOLE                    83640               600
GlaxoSmithKline plc            COM              37733W105     3288    81100 SH       SOLE                    80600               500
Goldcorp, Inc.                 COM              380956409     2428   202300 SH       SOLE                   200800              1500
Halliburton Company            COM              406216101      742    32250 SH       SOLE                    32250
Healthcare Property Investors, COM              421915109     1542    36400 SH       SOLE                    36400
Healthcare Realty Trust        COM              421946104      312    10700 SH       SOLE                    10700
Heinz (H.J.)                   COM              423074103     2118    64225 SH       SOLE                    63925               300
Hillenbrand Industries, Inc.   COM              431573104      610    12100 SH       SOLE                    12100
Imperial Chemical Industries P COM              452704505      556    67000 SH       SOLE                    67000
Int'l. Flavor & Fragrances     COM              459506101     1055    33050 SH       SOLE                    33050
Intel Corp.                    COM              458140100      712    34202 SH       SOLE                    34202
International Business Machine COM              459200101     1297    15724 SH       SOLE                    15724
Johnson & Johnson              COM              478160104     2939    56850 SH       SOLE                    56850
Kimberly-Clark                 COM              494368103     1721    33000 SH       SOLE                    33000
Kinross Gold Corporation       COM              496902206      277    41000 SH       SOLE                    41000
Liberty Media Corporation Clas COM              530718105     1853   160300 SH       SOLE                   159260              1040
Lilly, Eli                     COM              532457108     1417    20540 SH       SOLE                    20540
Microsoft                      COM              594918104     3668   143054 SH       SOLE                   142254               800
New Plan Excel Realty Trust    COM              648053106     1875    87800 SH       SOLE                    87300               500
Newmont Mining                 COM              651639106     4648   143201 SH       SOLE                   141951              1250
Norfolk Southern               COM              655844108      192    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106      117    43307 SH       SOLE                    43307
Oracle Corp.                   COM              68389X105     2486   207000 SH       SOLE                   207000
PACCAR Inc.                    COM              693718108      379     5600 SH       SOLE                     5600
PG&E Corporation               COM              69331C108      715    33792 SH       SOLE                    33792
Pepsico Inc.                   COM              713448108     2410    54156 SH       SOLE                    53856               300
Pfizer Inc.                    COM              717081103     2360    69102 SH       SOLE                    69102
Plum Creek Timber Company, Inc COM              729251108     2586    99650 SH       SOLE                    99150               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    15166   170055 SH       SOLE                   170055
Royal Dutch Petroleum          COM              780257804      235     5050 SH       SOLE                     5050
SBC Communications             COM              78387G103     2916   114146 SH       SOLE                   113489               657
Safeguard Scientifics          COM              786449108      532   196950 SH       SOLE                   196950
Safeway Inc.                   COM              786514208      430    21000 SH       SOLE                    21000
Sara Lee                       COM              803111103     1796    95507 SH       SOLE                    95007               500
Schering Plough                COM              806605101     1206    64860 SH       SOLE                    64360               500
Scottish Power PLC ADS (frmly  COM              81013t705      252    10377 SH       SOLE                    10377
Sun Microsystems Inc.          COM              866810104      335    72100 SH       SOLE                    72100
Unilever PLC                   COM              904767704     2277    70950 SH       SOLE                    70950
Union Pacific Corp.            COM              907818108      377     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      303    17600 SH       SOLE                    17600
United Technologies            COM              913017109     2316    32700 SH       SOLE                    32700
Verizon Corporation            COM              92343V104     1784    45230 SH       SOLE                    45154                76
Washington REIT SBI            COM              939653101      218     8000 SH       SOLE                     8000
Templeton Global Income Fund   COM              880198106     3492   426400 SH       SOLE                   426400